ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Inputs [Table Text Block]	The following table illustrates the inputs used to calculate the current Asset Retirement Obligation as of June 30, 2013 and December 31, 2012.

Cost estimate for reclamation work at today's cost	$172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.9%
Estimated inflation rate	2.4%

Schedule of Change in Asset Retirement Obligation [Table Text Block]
Asset Retirement Obligation
Asset retirement obligation at 12/31/12	$5,584
Accretion Expense	163
Asset retirement obligation at 6/30/13	$5,747

Asset Retirement Obligation
Estimated asset retirement obligation at time of acquisition (7/1/11)	$171,618
Accretion Expense	243
Revisions to asset retirement obligation	(166,714)
Asset retirement obligation at 12/31/11	$5,147
Accretion Expense	513
Revisions to asset retirement obligation	(76)
Asset retirement obligation at 12/31/12	$5,584